Segment Information - Summary of Assets by Geographical Area (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Trade accounts receivable	$ 318.0	$ 297.0
Property, plant and equipment	1,964.7	2,104.9	$ 2,154.2	$ 2,154.2
Intangible assets	1,898.8	1,882.4	$ 1,664.6	$ 1,664.6	$ 1,405.4
Operating Segment [member]
Disclosure of operating segments [line items]
Trade accounts receivable	318.0	297.0
Property, plant and equipment	1,964.7	2,104.9
Intangible assets	1,898.8	1,882.4
Total	4,181.5	4,284.3
Operating Segment [member] | North America [member]
Disclosure of operating segments [line items]
Trade accounts receivable	83.9	36.8
Property, plant and equipment	351.1	378.0
Intangible assets	53.6	31.2
Total	488.6	446.0
Operating Segment [member] | Europe [member]
Disclosure of operating segments [line items]
Trade accounts receivable	106.4	45.0
Property, plant and equipment	501.6	555.4
Intangible assets	5.7	6.8
Total	613.7	607.2
Operating Segment [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Trade accounts receivable	8.8	3.5
Property, plant and equipment	57.1	56.3
Total	65.9	59.8
Operating Segment [member] | Brazil [member]
Disclosure of operating segments [line items]
Trade accounts receivable	118.9	211.7
Property, plant and equipment	1,054.9	1,115.2
Intangible assets	1,839.5	1,844.4
Total	$ 3,013.3	$ 3,171.3